Derivative financial instruments - Effects of derivatives recorded in interest expense (Details) - Interest rate caps and swaps - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate contracts	$ 2,387	$ (10,521)	$ 4,908	$ (15,257)
Derivatives designated as accounting hedges:
Reclassification of amounts previously recorded within AOCI to interest expense	(2,446)	12,503	(2,321)	25,323
Net (loss) gain recognized in interest expense	$ (59)	$ 1,982	$ 2,587	$ 10,066